Income Tax (Details) - Schedule of Income Tax (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Income Tax Abstract
Prima facie tax on net loss before income tax	25.00%	25.00%	25.00%